TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables
Schedule of trade receivables

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Non-current
Trade receivables from construction contracts	13,128	—	—
Less: Impairment allowance	(2,608)	—	—
Total of Non-current trade receivables	10,520	—	—

Current
Trade receivables from service concession agreement	22,927	—	—
Trade receivables from construction contracts	34,850	—	—
Less: Impairment allowance	(11,017)	—	—
Total of current trade receivables	46,760	—	—

Total	57,280	—	—

Schedule of aging analysis of trade receivables

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Within 1 year	18,401	—	—
Between 1-2 years	13,896	—	—
Between 2-3 years	4,518	—	—
Over 3 years	20,465	—	—

Total	57,280	—	—

Schedule of the movement in the loss allowance for trade receivables

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Beginning of the year	17,614	13,625	1,925
(Reversal)/provision for expected credit losses, net	(3,989)	383	54
Disposal of PSTT	—	(14,008)	(1,979)

End of the year	13,625	—	—

Schedule of impairment

	Past due
	Current	Within 1 year	1-2 years	2-3 years	Over 3 years		Total
As of December 31, 2021:
Expected credit loss rate:	—	6%	26%	13%	48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712	27,083		68,641
Impairment allowances (CNY)	—	955	1,759	1,916 (i)	12,984	(ii)	17,614

As of December 31, 2022:
Expected credit loss rate:	—	0%	9%	29%	34%		19%
Gross carrying amount (CNY)	—	18,406	15,195	6,399	30,905		70,905
Impairment allowances (CNY)	—	5	1,299	1,881	10,440	(ii)	13,625

(i)	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included an amount of CNY4,600 and nil as of December 31, 2022 for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.